UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2023 – June 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Annual Shareholder Report - June 30, 2024

Acuitas US Microcap Fund

AFMCX

:  Institutional Shares

Fund Overview

This annual shareholder report contains important information about the Acuitas US Microcap Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://acuitasfunds.com/invest-with-us/ . You can also request this information by contacting us at (844) 805-5628.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$155	1.50%

How did the Fund perform in the last year?

The Fund returned +6.63% over the last year, outperforming the Russell Microcap Index’s return of +5.96% by 67 basis points. Strong stock selection across our subadvisers drove the Fund’s excess returns, with stock picks in financials, technology, consumer discretionary, and basic materials adding the most value relative to the benchmark.

We are proud that the Fund has consistently outperformed the benchmark over various time horizons, including the 1-, 3-, and 5- year periods. Additionally, since the Fund’s inception on 7/18/14, the Fund has returned an annualized 7.80% net of fees, outperforming the benchmark’s 6.02% return by an annualized 178 basis points.

Total Return Based on a $10,000 Investment

Date	Institutional Shares	Russell Microcap® Index	Russell 3000 Index
07/18/14	$10,000	$10,000	$10,000
09/30/14	$9,520	$9,581	$9,963
12/31/14	$10,470	$10,653	$10,485
03/31/15	$11,000	$10,988	$10,674
06/30/15	$11,270	$11,295	$10,688
09/30/15	$10,320	$9,739	$9,914
12/31/15	$10,727	$10,103	$10,535
03/31/16	$10,311	$9,555	$10,637
06/30/16	$10,789	$9,933	$10,917
09/30/16	$11,693	$11,051	$11,397
12/31/16	$13,039	$12,161	$11,877
03/31/17	$12,808	$12,207	$12,559
06/30/17	$13,186	$12,676	$12,938
09/30/17	$14,161	$13,519	$13,529
12/31/17	$14,376	$13,763	$14,386
03/31/18	$14,224	$13,856	$14,294
06/30/18	$15,397	$15,237	$14,849
09/30/18	$15,864	$15,364	$15,907
12/31/18	$12,523	$11,962	$13,632
03/31/19	$14,170	$13,529	$15,547
06/30/19	$13,907	$13,654	$16,183
09/30/19	$13,589	$12,910	$16,371
12/31/19	$15,264	$14,645	$17,861
03/31/20	$9,613	$9,961	$14,128
06/30/20	$12,134	$13,003	$17,240
09/30/20	$12,937	$13,483	$18,827
12/31/20	$17,411	$17,715	$21,592
03/31/21	$21,746	$21,947	$22,962
06/30/21	$23,201	$22,856	$24,854
09/30/21	$22,009	$21,718	$24,829
12/31/21	$22,511	$21,141	$27,132
03/31/22	$20,614	$19,535	$25,700
06/30/22	$17,361	$15,831	$21,408
09/30/22	$17,166	$15,755	$20,452
12/31/22	$18,199	$16,499	$21,921
03/31/23	$18,871	$16,033	$23,495
06/30/23	$19,799	$16,882	$25,465
09/30/23	$18,999	$15,542	$24,637
12/31/23	$21,368	$18,039	$27,611
03/31/24	$22,649	$18,884	$30,377
06/30/24	$21,112	$17,887	$31,354

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.   Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investment restrictions.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Average Annual Total Returns

	One Year	Five Year	Since Inception 07/18/14
Institutional Shares	6.63%	8.71%	7.80%
Russell Microcap® Index	5.96%	5.55%	6.02%
Russell 3000 Index	23.13%	14.14%	12.17%

Fund Statistics

Total Net Assets	$82,567,532
# of Portfolio Holdings	234
Portfolio Turnover Rate	64%
Investment Advisory Fees (Net of fees waived)	$565,156

Sector Weightings

(% total investments)*

Value	Value
Industrials	23.2%
Health Care	20.2%
Technology	15.7%
Financials	13.2%
Consumer Discretionary	11.4%
Energy	6.5%
Utilities	2.6%
Basic Materials	2.5%
Real Estate	2.4%
Consumer Staples	1.9%
Telecommunications	0.4%

* excluding cash equivalents

Top Ten Holdings

(% of investments)*

Columbus McKinnon Corp.	1.72%
Photronics, Inc.	1.54%
Select Water Solutions, Inc., Class A	1.53%
BioLife Solutions, Inc.	1.52%
Magnite, Inc.	1.46%
Interface, Inc.	1.43%
Ducommun, Inc.	1.26%
Customers Bancorp, Inc.	1.21%
Civitas Resources, Inc.	1.17%
Barrett Business Services, Inc.	1.13%

* excluding cash equivalents

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	97.3%
Money Market Fund	2.7%

Where can I find additional information about the fund?

The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit https://acuitasfunds.com/invest-with-us/ .

Acuitas US Microcap Fund

Annual Shareholder Report - June 30, 2024

220A-AFMCX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
(a)           As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).
(c)           There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.
(d)           There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.
(e)           Not applicable.
(f)(1)   A copy of the Code of Ethics is being filed under Item 19(a)(1) hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1)  The Board of Trustees has determined that the Registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.
(a)(2)  The audit committee financial expert, Mr. Mark Moyer, is a non-“interested” Trustee (as defined in Item 3(a)(2) of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)       Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,400 in 2023 and $14,400 in 2024.
(b)       Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.
(c)       Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2023 and $3,200 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.
(d)       All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.
(e)(1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the U.S. Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.
(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)       Not applicable
(g)       The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.
(h)       During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.
(i)        Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.
(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

ACUITAS US MICROCAP FUND
ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2024

TABLE OF CONTENTS
Schedule of Investments 4
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 11
Report of Independent Registered Public Accounting Firm 16
Other Information 17

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.9%
Basic Materials - 2.4%
10,600 AdvanSix, Inc. $ 242,952
41,914 Gatos Silver, Inc.
(a)
437,582
18,567 LifeMD, Inc.
(a)
127,370
22,490 Northern Technologies International Corp. 372,434
11,641 Proto Labs, Inc.
(a)
359,590
98,171 Taseko Mines, Ltd.
(a)
240,519
8,300 Universal Stainless & Alloy Products,
Inc.
(a)
227,254
2,007,701
Consumer Discretionary - 11.0%
32,018 Alta Equipment Group, Inc. 257,425
41,800 Arhaus, Inc. 708,092
6,907 Beazer Homes USA, Inc.
(a)
189,804
5,869 BJ's Restaurants, Inc.
(a)
203,654
9,795 Blue Bird Corp.
(a)
527,461
14,646 Cardlytics, Inc.
(a)
120,244
10,785 Climb Global Solutions, Inc. 677,406
52,705 Duluth Holdings, Inc., Class B
(a)
194,481
74,910 Fluent, Inc.
(a)
270,425
20,505 Guess?, Inc. 418,302
36,098 Holley, Inc.
(a)
129,231
18,887 Hudson Technologies, Inc.
(a)
166,017
78,163 Interface, Inc. 1,147,433
5,956 Jack in the Box, Inc. 303,399
21,149 Lands' End, Inc.
(a)
287,415
83,055 Motorcar Parts of America, Inc.
(a)
512,449
31,314 Portillo's, Inc., Class A
(a)
304,372
11,211 Shoe Carnival, Inc. 413,574
12,135 The Lovesac Co.
(a)
274,008
58,283 The ONE Group Hospitality, Inc.
(a)
247,703
19,730 Travelzoo
(a)
149,751
32,751 Universal Technical Institute, Inc.
(a)
515,173
10,524 Viad Corp.
(a)
357,816
675 Victoria's Secret & Co.
(a)
11,927
61,512 Vivid Seats, Inc., Class A
(a)
353,694
18,005 Zumiez, Inc.
(a)
350,737
9,091,993
Consumer Staples - 1.8%
25,100 B&G Foods, Inc. 202,808
55,120 Cronos Group, Inc.
(a)
128,430
71,523 SunOpta, Inc.
(a)
386,224
10,322 The Chefs' Warehouse, Inc.
(a)
403,693
12,909 The Vita Coco Co., Inc.
(a)
359,516
1,480,671
Energy - 6.3%
18,311 American Superconductor Corp.
(a)
428,294
110,406 Berry Corp. 713,223
13,600 Civitas Resources, Inc. 938,400
14,011 DMC Global, Inc.
(a)
202,039
7,783 DNOW, Inc.
(a)
106,861
16,912 Dril-Quip, Inc.
(a)
314,563
62,110 Geospace Technologies Corp.
(a)
557,748
19,100 Hallador Energy Co.
(a)
148,407
103,851 Newpark Resources, Inc.
(a)
863,002
23,424 Oil States International, Inc.
(a)
104,002
15,500 Stabilis Solutions, Inc.
(a)
59,675
124,815 VAALCO Energy, Inc. 782,590
5,218,804
Financials - 12.8%
13,710 Amalgamated Financial Corp. 375,654
85,100 American Coastal Insurance Corp.
(a)
897,805
7,513 Arrow Financial Corp. 195,714
Shares Security Description Value
Financials - 12.8% (continued)
7,842 Banco Latinoamericano de Comercio
Exterior SA, Class E $ 232,672
12,469 Bank of Marin Bancorp 201,873
12,714 Bankwell Financial Group, Inc. 322,554
8,449 Business First Bancshares, Inc. 183,850
3,213 Community Trust Bancorp, Inc. 140,279
10,169 Community West Bancshares 188,126
16,873 CrossFirst Bankshares, Inc.
(a)
236,559
20,255 Customers Bancorp, Inc.
(a)
971,835
5,200 Dave, Inc.
(a)
157,560
20,137 eHealth, Inc.
(a)
91,221
13,695 Enova International, Inc.
(a)
852,514
20,768 EZCORP, Inc., Class A
(a)
217,441
10,143 First Internet Bancorp 274,064
12,675 First Western Financial, Inc.
(a)
215,475
33,314 Heritage Commerce Corp. 289,832
12,396 Heritage Insurance Holdings, Inc.
(a)
87,764
2,037 Investors Title Co. 366,925
6,600 LendingTree, Inc.
(a)
274,494
68,325 Medallion Financial Corp. 524,736
4,831 Mercantile Bank Corp. 195,994
7,740 Mid Penn Bancorp, Inc. 169,893
4,000 Northrim BanCorp, Inc. 230,560
18,262 OP Bancorp 175,133
13,800 PRA Group, Inc.
(a)
271,308
3,693 Preferred Bank/Los Angeles CA 278,784
3,040 QCR Holdings, Inc. 182,400
18,000 Regional Management Corp. 517,320
7,960 Texas Capital Bancshares, Inc.
(a)
486,674
22,975 Veritex Holdings, Inc. 484,543
5,185 Westamerica BanCorp 251,628
10,543,184
Health Care - 19.6%
56,689 908 Devices, Inc.
(a)
291,948
132,026 Accuray, Inc.
(a)
240,287
2,962 Addus HomeCare Corp.
(a)
343,918
41,359 ADMA Biologics, Inc.
(a)
462,394
3,710 ANI Pharmaceuticals, Inc.
(a)
236,253
17,728 Anika Therapeutics, Inc.
(a)
449,050
19,525 ARS Pharmaceuticals, Inc.
(a)
166,158
16,215 Astria Therapeutics, Inc.
(a)
147,557
56,967 BioLife Solutions, Inc.
(a)
1,220,803
22,690 Cantaloupe, Inc.
(a)
149,754
12,927 CareDx, Inc.
(a)
200,756
10,701 Castle Biosciences, Inc.
(a)
232,961
257,885 ChromaDex Corp.
(a)
704,026
3,200 Corbus Pharmaceuticals Holdings, Inc.
(a)
144,800
16,789 Edgewise Therapeutics, Inc.
(a)
302,370
193,154 Harvard Bioscience, Inc.
(a)
550,489
66,140 Health Catalyst, Inc.
(a)
422,635
14,192 Healthcare Services Group, Inc.
(a)
150,151
51,248 InfuSystem Holdings, Inc.
(a)
350,024
33,526 Inogen, Inc.
(a)
272,566
15,580 iRadimed Corp. 684,585
11,509 KalVista Pharmaceuticals, Inc.
(a)
135,576
15,993 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
298,589
68,013 KORU Medical Systems, Inc.
(a)
180,235
9,937 LeMaitre Vascular, Inc. 817,616
33,178 MannKind Corp.
(a)
173,189
46,620 Mersana Therapeutics, Inc.
(a)
93,706
3,120 Nature's Sunshine Products, Inc.
(a)
47,018
12,749 Nurix Therapeutics, Inc.
(a)
266,072
12,749 Olema Pharmaceuticals, Inc.
(a)
137,944

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 19.6% (continued)
15,811 OrthoPediatrics Corp.
(a)
$ 454,724
28,200 Pediatrix Medical Group, Inc.
(a)
212,910
10,930 Perspective Therapeutics, Inc.
(a)
108,972
7,614 PetIQ, Inc.
(a)
167,965
17,525 Pliant Therapeutics, Inc.
(a)
188,394
99,287 Precigen, Inc.
(a)
156,874
4,115 Prothena Corp. PLC
(a)
84,934
30,791 Quanterix Corp.
(a)
406,749
51,755 Quipt Home Medical Corp.
(a)
166,651
51,779 Savara, Inc.
(a)
208,669
12,040 Scholar Rock Holding Corp.
(a)
100,293
32,964 SI-BONE, Inc.
(a)
426,225
23,509 Stoke Therapeutics, Inc.
(a)
317,607
10,308 Supernus Pharmaceuticals, Inc.
(a)
275,739
14,039 Syndax Pharmaceuticals, Inc.
(a)
288,221
61,275 Taysha Gene Therapies, Inc.
(a)
137,256
12,784 Tela Bio, Inc.
(a)
60,085
25,771 The Joint Corp.
(a)
362,340
21,262 The Pennant Group, Inc.
(a)
493,066
3,982 US Physical Therapy, Inc. 368,016
4,938 Utah Medical Products, Inc. 329,908
20,742 Voyager Therapeutics, Inc.
(a)
164,069
6,495 Xenon Pharmaceuticals, Inc.
(a)
253,240
21,865 Zymeworks, Inc.
(a)
186,071
44,101 Zynex, Inc.
(a)
411,021
16,203,429
Industrials - 22.5%
14,115 ACM Research, Inc., Class A
(a)
325,492
27,073 AerSale Corp.
(a)
187,345
27,536 Barrett Business Services, Inc. 902,355
8,667 Bel Fuse, Inc., Class B 565,435
87,833 BGSF, Inc. 750,972
5,914 BlueLinx Holdings, Inc.
(a)
550,534
39,935 Columbus McKinnon Corp. 1,379,355
26,664 Commercial Vehicle Group, Inc.
(a)
130,654
39,461 Conduent, Inc.
(a)
128,643
15,155 Core Molding Technologies, Inc.
(a)
241,571
4,064 CRA International, Inc. 699,902
40,546 Daktronics, Inc.
(a)
565,617
212,800 DHI Group, Inc.
(a)
444,752
3,460 Distribution Solutions, Inc.
(a)
103,800
17,421 Ducommun, Inc.
(a)
1,011,463
33,489 Great Lakes Dredge & Dock Corp.
(a)
294,033
24,108 Information Services Group, Inc. 70,878
13,178 Insteel Industries, Inc. 407,991
19,250 Kornit Digital, Ltd.
(a)
281,820
31,258 Mayville Engineering Co., Inc.
(a)
520,758
2,405 Mesa Laboratories, Inc. 208,682
2,609 Montrose Environmental Group, Inc.
(a)
116,257
30,567 Myers Industries, Inc. 408,987
4,661 MYR Group, Inc.
(a)
632,544
6,956 Natural Gas Services Group, Inc.
(a)
139,955
49,704 Nordic American Tankers, Ltd. 197,822
2,808 Olympic Steel, Inc. 125,883
176,084 Orion Energy Systems, Inc.
(a)
195,453
27,447 Orion Group Holdings, Inc.
(a)
261,021
33,435 Park Aerospace Corp. 457,391
104,372 Paysign, Inc.
(a)
449,843
10,980 Primoris Services Corp. 547,792
95,366 Radiant Logistics, Inc.
(a)
542,633
78,128 Ranpak Holdings Corp.
(a)
502,363
24,833 Research Solutions, Inc./CA
(a)
63,324
35,390 Resources Connection, Inc. 390,706
Shares Security Description Value
Industrials - 22.5% (continued)
7,674 REV Group, Inc. $ 191,006
16,296 SoundThinking, Inc.
(a)
198,485
7,548 Sterling Infrastructure, Inc.
(a)
893,230
3,186 Teekay Tankers, Ltd., Class A 219,229
3,820 The Gorman-Rupp Co. 140,232
15,055 The Real Brokerage, Inc.
(a)
61,123
17,508 Thermon Group Holdings, Inc.
(a)
538,546
13,457 Ultralife Corp.
(a)
142,913
20,612 Vishay Precision Group, Inc.
(a)
627,429
33,249 Wabash National Corp. 726,158
18,542,377
Real Estate - 2.3%
10,953 Alpine Income Property Trust, Inc. REIT 170,429
42,384 Apartment Investment and Management
Co. REIT
(a)
351,363
9,031 BRT Apartments Corp. REIT 157,772
12,675 NET Lease Office Properties REIT 312,058
33,456 Plymouth Industrial REIT, Inc. 715,289
17,580 Whitestone REIT 233,990
1,940,901
Technology - 15.3%
38,917 A10 Networks, Inc. 539,000
83,800 ADTRAN Holdings, Inc. 440,788
51,669 Arteris, Inc.
(a)
388,034
7,615 AudioEye, Inc.
(a)
134,100
39,520 AXT, Inc.
(a)
133,578
15,254 Backblaze, Inc., Class A
(a)
93,965
7,715 Benchmark Electronics, Inc. 304,434
50,846 Blend Labs, Inc., Class A
(a)
119,997
39,350 BM Technologies, Inc.
(a)
88,537
42,913 Cerence, Inc.
(a)
121,444
23,034 CEVA, Inc.
(a)
444,326
11,419 Consensus Cloud Solutions, Inc.
(a)
196,178
5,551 Diebold Nixdorf, Inc.
(a)
213,602
6,512 Donnelley Financial Solutions, Inc.
(a)
388,245
5,900 EverQuote, Inc., Class A
(a)
123,074
22,214 Hurco Cos., Inc. 338,986
8,815 Ichor Holdings, Ltd.
(a)
339,818
33,700 Immersion Corp. 317,117
96,122 indie Semiconductor, Inc., Class A
(a)
593,073
52,100 Key Tronic Corp.
(a)
211,005
87,660 Magnite, Inc.
(a)
1,165,001
31,911 Methode Electronics, Inc. 330,279
2,075 Moneylion, Inc.
(a)
152,596
6,852 NVE Corp. 511,776
17,297 OneSpan, Inc.
(a)
221,748
76,272 Outbrain, Inc.
(a)
379,835
13,796 PDF Solutions, Inc.
(a)
501,898
49,890 Photronics, Inc.
(a)
1,230,786
14,117 PROS Holdings, Inc.
(a)
404,452
76,622 Rackspace Technology, Inc.
(a)
228,334
9,659 Radware, Ltd.
(a)
176,180
12,100 Shutterstock, Inc. 468,270
27,071 Solaris Oilfield Infrastructure, Inc., Class A 232,269
16,795 Tactile Systems Technology, Inc.
(a)
200,532
51,174 TrueCar, Inc.
(a)
160,175
8,303 Veeco Instruments, Inc.
(a)
387,833
17,479 Viant Technology, Inc., Class A
(a)
172,518
16,594 Weave Communications, Inc.
(a)
149,678
12,603,461

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

See Notes to Financial Statements.
At June 30, 2024, The Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table consists of common stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures at year end.
Shares Security Description Value
Telecommunications - 0.4%
41,509 Cambium Networks Corp.
(a)
$ 115,810
42,595 Powerfleet, Inc. NJ
(a)
194,659
310,469
Utilities - 2.5%
45,497 Aris Water Solutions, Inc., Class A 712,938
18,087 Enviri Corp.
(a)
156,091
114,413 Select Water Solutions, Inc., Class A 1,224,219
2,093,248
Total Common Stock (Cost $74,856,560) 80,036,238
Shares Security Description Value
Money Market Fund - 2.7%
2,242,070 First American Government Obligations
Fund, Class X, 5.24%
(b)
(Cost $2,242,070) 2,242,070
Investments, at value - 99.6% (Cost $77,098,630) $ 82,278,308
Other Assets & Liabilities, Net - 0.4% 289,224
Net Assets - 100.0% $ 82,567,532
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.
Contracts Description
Expiration
Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
13
CME E-Mini
Russell 2000
Index Future 09/20/24 $ 1,338,870 $1,342,250 $ 3,380
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 82,278,308 $ 3,380
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 82,278,308 $ 3,380
PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Basic Materials 2.4%
Consumer Discretionary 11.0%
Consumer Staples 1.8%
Energy 6.3%
Financials 12.8%
Health Care 19.7%
Industrials 22.5%
Real Estate 2.4%
Technology 15.3%
Telecommunications 0.4%
Utilities 2.6%
Money Market Fund 2.7%
Other Assets & Liabilities, Net 0.1%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $77,098,630) $ 82,278,308
Deposits with broker for Futures Contracts 302,800
Receivables:
Fund shares sold 116,558
Investment securities sold 183,717
Dividends 41,562
Variation margin 3,185
Prepaid expenses 24,570
Total Assets
82,950,700
LIABILITIES
Payables:
Investment securities purchased 248,839
Fund shares redeemed 630
Accrued Liabilities:
Investment adviser fees 61,469
Fund services fees 16,849
Other expenses 55,381
Total Liabilities
383,168
NET ASSETS
$ 82,567,532
COMPONENTS OF NET ASSETS
Paid-in capital $ 76,828,401
Distributable Earnings 5,739,131
NET ASSETS
$ 82,567,532
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 6,259,295
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $82,567,532) $ 13.19

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,451) $ 930,109
Total Investment Income
930,109
EXPENSES
Investment adviser fees 851,844
Fund services fees 222,371
Custodian fees 34,354
Registration fees 22,264
Professional fees 44,465
Trustees' fees and expenses 12,351
Interest expense 117
Other expenses 149,561
Total Expenses 1,337,327
Fees waived
(314,999)
Net Expenses
1,022,328
NET INVESTMENT LOSS
(92,219)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
3,787,328
Futures
44,794
Net realized gain
3,832,122
Net change in unrealized appreciation (depreciation) on:
Investments
16,410
Futures
11,777
Net change in unrealized appreciation (depreciation)
28,187
NET REALIZED AND UNREALIZED GAIN
3,860,309
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 3,768,090

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended June 30,
2024 2023
OPERATIONS
Net investment loss $ (92,219) $ (117,526)
Net realized gain 3,832,122 11,618
Net change in unrealized appreciation (depreciation) 28,187 7,375,028
Increase in Net Assets Resulting from Operations
3,768,090 7,269,120
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (2,851,832)
Total Distributions Paid
– (2,851,832)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 22,076,434 18,042,023
Reinvestment of distributions:
Institutional Shares – 2,826,613
Redemption of shares:
Institutional Shares
(6,160,312) (9,485,043)
Redemption fees:
Institutional Shares
584 3,861
Increase in Net Assets from Capital Share Transactions
15,916,706 11,387,454
Increase in Net Assets
19,684,796 15,804,742
NET ASSETS
Beginning of Year
62,882,736 47,077,994
End of Year
$ 82,567,532 $ 62,882,736
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 1,680,424 1,537,505
Reinvestment of distributions:
Institutional Shares – 244,517
Redemption of shares:
Institutional Shares
(502,665) (784,235)
Increase in Shares
1,177,759 997,787

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year.
For the Years Ended June 30,
2024 2023 2022 2021 2020
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Year
$ 12.37 $ 11.53 $ 16.75 $ 8.76 $ 10.05
INVESTMENT OPERATIONS
Net investment loss (a) (0.02) (0.03) (0.06) (0.05) (0.05)
Net realized and unrealized gain (loss)
0.84 1.60 (3.91) 8.04 (1.23)
Total from Investment Operations
0.82 1.57 (3.97) 7.99 (1.28)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.73) (1.25) – (0.01)
Total Distributions to Shareholders
– (0.73) (1.25) – (0.01)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 13.19 $ 12.37 $ 11.53 $ 16.75 $ 8.76
TOTAL RETURN
6.63% 14.04% (25.17)% 91.21% (12.75)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 82,568 $ 62,883 $ 47,078 $ 66,416 $ 40,483
Ratios to Average Net Assets:
Net investment loss (0.14)% (0.23)% (0.41)% (0.36)% (0.47)%
Net expenses 1.50% 1.50% 1.50% 1.50% 1.70%
Gross expenses (c) 1.96% 2.05% 2.00% 2.08% 2.03%
PORTFOLIO TURNOVER RATE 64% 56% 61% 78% 74%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Note 1. Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of June 30, 2024, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2024, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of June 30, 2024, for the Fund, are disclosed in the Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fees, calculated as a percentage of the Fund’s average daily net assets managed by the subadvisers, are paid by the Adviser.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the
Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.
The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US
Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the
Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of
Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2024. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust.
For the year ended June 30, 2024, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause
Investment Adviser Fees Waived Other Waivers
Total Fees Waived and Expenses
Reimbursed
$ 286,688 $ 28,311 $ 314,999

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of June 30, 2024,
$809,008 is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended June 30, 2024, totaled $ 59,173,389 and $ 42,294,852 , respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended June 30, 2024 , for futures contracts was
$ 16,780,089 .
The Fund’s use of derivatives for the year ended June 30, 2024 , was limited to futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of June 30, 2024.
Realized and unrealized gains and losses on derivatives contracts for the year ended June 30, 2024, are recorded by the Fund in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at June 30, 2024. These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of June 30, 2024, the cost for federal income tax purposes is $78,773,245 and the components of net unrealized appreciation consists of:
Location:
Equity
Contracts
Asset derivatives:
Unrealized appreciation on futures* $ 3,380
* Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Location:
Equity
Contracts
Net realized gain on:
Futures $ 44,794
Total net realized gain $ 44,794
Net change in unrealized appreciation (depreciation) on:
Futures $ 11,777
Total net change in unrealized appreciation (depreciation) $ 11,777
Gross Asset (Liability)
as Presented in the
Statement of Assets
and Liabilities
Financial
Instruments
(Received) Pledged*
Cash Collateral
(Received) Pledged* Net Amount
Unrealized Appreciation on Futures** $ 3,380 $ - $ 3,380 $ -
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Balance is included in the deposits with broker for futures on the Statement of Assets and Liabilities.
Gross Unrealized Appreciation
$ 12,939,511
Gross Unrealized Depreciation
(9,434,448)
Net Unrealized Appreciation
$ 3,505,063

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of June 30, 2024, distributable earnings (accumulated losses) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to investments in real estate investment trusts, futures, equity return of capital, PFICs and wash sales.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
2024 2023
Long-Term Capital Gain $ – $ 2,851,832
Undistributed Ordinary Income
$ 264,175
Undistributed Long-Term Gain
1,969,893
Net Unrealized Appreciation
3,505,063
Total
$ 5,739,131

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acuitas US Microcap Fund and
Board of Trustees of Forum Funds II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Acuitas US Microcap
Fund (the “Fund”), a series of Forum Funds II, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated
August 24, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 26, 2024

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Acuitas US Microcap Fund (“Microcap Fund”) (the “Fund”)
At the June 13, 2024 Board meeting (the “June meeting”), the Board of Trustees of Forum Funds II (the “Board”), including the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), considered the approval of the continuance of the investment advisory agreement between Acuitas Investments, LLC (the “Adviser”) and the Trust pertaining to the Fund
(the “Advisory Agreement”) and the subadvisory agreements between the Adviser and each of ClariVest Asset Management,
LLC; Granahan Investment Management, Inc.; and Tieton Capital Management, LLC (each a “Subadviser”) (the “Subadvisory
Agreements”).
In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and each Subadviser to a letter circulated on the Board’s behalf concerning the personnel, operations, financial condition, performance, and services provided to the Fund by the Adviser and each of the Subadvisers. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the
Trust’s administrator. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.
At the June meeting, the Board reviewed, among other matters, the topics discussed below.
Nature, Extent and Quality of Services
Based on written materials received and the presentation from senior representatives of the Adviser regarding the personnel, operations, and financial condition of the Adviser and each Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and each Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadvisers’ investment professionals; the quality of the Adviser’s and Subadvisers’ services with respect to regulatory compliance; and the Adviser’s and each Subadviser’s representations that each firm is in stable financial condition to allow each firm to provide quality advisory services to the Fund.
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory Agreements with the Subadvisers. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by each Subadviser under the respective Subadvisory Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance of each of the Subadvisers, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund outperformed its primary benchmark

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2024

index, the Russell Microcap Index, for the one-, three-, and five-year periods ended March 31, 2024, and for the period since the
Fund’s inception on July 18, 2014. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) believed to have characteristics similar to those of the Fund. Based on information presented by Strategic Insight, the Board observed that the Fund outperformed the average of the Strategic Insight peers for the one-, and five-year periods ended March 31, 2024 and underperformed the average of the Strategic Insight peers for the three-year period ended March 31, 2024. The Board noted the Adviser’s representation that the Fund’s relative performance could be attributed, in part, to the Fund’s stock selection and bias toward high quality companies. The Board also noted the Adviser’s representation that the Strategic Insight peer group was not an optimal representation of the Fund’s investment strategy from a performance comparison standpoint because many of the funds within the Strategic Insight peer group operate within the small cap universe, whereas the Fund places a larger emphasis on microcap investments. At the request of the Adviser, the Board reviewed the Fund’s performance compared to the performance of a peer group of funds identified by the Adviser as being a more optimal comparison to the Fund (the “Comparable Funds”). The Board observed that the Fund outperformed the average of the Comparable
Funds for the one-, three-, and five-year periods ended March 31, 2024.
The Board also evaluated the Adviser's assessment of each Subadviser’s performance. The Board acknowledged the Adviser’s representation that the different Subadvisers could be expected to achieve different performance results in light of the differences in their strategies, allocated assets, and market environment. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets among Subadvisers on an ongoing basis in order to achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadvisers, the Board determined that it was appropriate to evaluate the individual performance achieved by each Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing, among other applicable considerations, the Board concluded that the Fund and its shareholders could benefit from the
Adviser’s continued management under the Advisory Agreement and from each Subadviser’s continued management under the respective Subadvisory Agreements.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund’s Strategic Insight peers. The Board noted that, based on the information provided by Strategic Insight, the net advisory fee rate and net total expense ratio for the Fund were each higher than the median of its Strategic Insight peers. The Board noted the Adviser’s representation that the Fund’s Strategic Insight peers are heavily weighted toward small cap managers, which offer lower fees than microcap managers, which could account for some of the variance in the fee and expense comparison. The Board also noted the Adviser’s representation that many of the funds listed in the respective Strategic Insight peer groups did not operate pursuant to a multi-manager structure and that, unlike the peers in the
Strategic Insight peer group, the Adviser paid each of the Subadvisers directly from the advisory fee paid to the Adviser such that the fees and expenses of the Strategic Insight peers were not directly comparable. The Board noted further the Adviser’s representation that, although the total expense ratio for the Fund was higher than the average of the expense ratios of the Comparable Funds, the
Fund’s total expense ratio was believed to be within a reasonable range. Finally, the Board observed that the contractual advisory fee and expense cap were each lowered in 2020.
With regard to Subadviser compensation, the Board noted the arms-length nature of the relationship between the Adviser and each
Subadvisers with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under each Subadvisory Agreement.
Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate charged to the
Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the

ACUITAS US MICROCAP FUND
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June 30, 2024

Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadvisers. The Board noted that the
Adviser does not maintain separate profit and loss data by account, making it difficult to assess costs incurred specific to providing services to the Fund. The Board noted further the Adviser’s representation that the Adviser continues to pay its Subadvisers directly from the Adviser’s advisory fees and that the Adviser continued to subsidize the operation of the Fund by waiving its advisory fee and reimbursing expenses to the extent necessary to keep the Fund’s total expense ratios at competitive levels. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable in light of the nature, extent and quality of the services provided by the Adviser.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadvisers from their relationships with the Fund, noting instead the arms-length nature of the relationship between the Adviser and each Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under each Subadvisory Agreement.
Economies of Scale
The Board considered whether the Fund was benefiting, or may benefit in the future, from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is generally most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board noted the assets of the Fund were stable but relatively low. The Board also noted the Adviser’s representation that the Fund was benefiting from expenses subsidized by the Adviser under the contractual expense limitation agreement. The Board noted further the Adviser’s representation that, although the Fund could benefit from economies of scale as assets grow, the Adviser believed that economies of scale had not been achieved at current asset levels.
The Board also considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreements.
In this respect, the Board noted that there were no breakpoints in the Subadvisory Agreements and that such breakpoints were likely to benefit the Adviser, rather than the Fund, because the Adviser pays the subadvisory fees directly from the Adviser’s advisory fee. The Board considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser and that, for the reasons cited above, among other relevant considerations, breakpoints in the subadvisory fee rates were unlikely to result in the Fund’s realization of economies of scale.
Based on the foregoing information and other applicable factors, and in light of the size of the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory Agreement or Subadvisory Agreements.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation and other relevant considerations, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager
Fund, however, for which the Adviser identifies Subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreements, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreements be renewed and to the Adviser’s representation that the reappointment of the
Subadvisers would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed

ACUITAS US MICROCAP FUND
OTHER INFORMATION
June 30, 2024

a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory
Agreement and each Subadvisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and each
Subadvisory Agreement.

220-ANR-0624
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
https://acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

.
(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Code of Ethics (filed herewith)
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds II
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 28, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 28, 2024